Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
11.	FAIR VALUE MEASUREMENTS

The Company determines fair value measurements in accordance with FASB ASC Topic 820, which establishes a fair value hierarchy under which an asset or liability is categorized based on the lowest level of input significant to its fair value measurement. The levels of input defined by FASB ASC Topic 820 are as follows:

Level 1	–	quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date;

Level 2	–	other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3	–	unobservable and should be used to measure fair value to the extent that observable inputs are not available.

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2014:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities – current (see Note 10)	$(4,255)	$—	$—	$(4,255)
Interest rate swap liabilities – long term (see Note 10)	$(317)	$—	$—	$(317)
Investment in RealD (see Note 5)	$14,429	$14,429	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2015:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities – current (see Note 10)	$(373)	$—	$—	$(373)
Investment in RealD (see Note 5)	$12,900	$12,900	$—	$—

Below is a reconciliation of the beginning and ending balance for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities
	2014	2015
Beginning balances - January 1	$9,176	$4,572
Total (gain) loss included in accumulated other comprehensive loss	1,411	(155)
Settlements	(6,015)	(4,790)

Ending balances – December 31	$4,572	$373

The Company also uses the market approach for fair value measurements on a nonrecurring basis in the impairment evaluations of its long-lived assets (see Note 6 and Note 7). Additionally, the Company uses the market approach to estimate the fair value of its long-term debt (see Note 9). There were no changes in valuation techniques during the period. There were no transfers in or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2013, 2014 and 2015.